Share Capital	12 Months Ended
Jun. 30, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Authorised share capital:	2021 £’000	2020 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2021 No.	£’000	2020 No.	£’000
Class A ordinary shares	37,841,734	756	28,823,893	577
Class B ordinary shares	17,876,722	358	20,455,733	409
Class C ordinary shares	—	—	5,648,543	113
Ordinary shares of £0.02 each	55,718,456	1,114	54,928,169	1,099
The Company issued 790,287 new shares for the year ended 30 June 2021 (30 June 2020: 502,842) in relation to exercise of options and equity consideration related to acquisitions.
Voting rights, dividends and return of capital
Our Class B ordinary shares have ten votes per share, and our Class A ordinary shares, which are the shares underlying the ADSs, and Class C ordinary shares, prior to their automatic conversion into Class A ordinary shares, each had one vote per share. Any dividend declared by the Company shall be paid on Class A ordinary shares, and the class B ordinary shares (and, prior to the automatic conversion of the Class C ordinary shares, the Class C ordinary shares) pari passu as if they were all shares of the same class.
In the event of the liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to members shall be distributed amongst all holders of Class A ordinary shares and Class B ordinary shares (and, prior to the automatic conversion of the Class C ordinary shares, any Class C ordinary shares) in proportion to the number of shares held irrespective of the amount paid or credited as paid on any share.
Restrictions
Class B ordinary shares
During the period of one hundred and eighty (180) days commencing on the IPO, no transfers of Class B ordinary shares were permitted other than to a person who is a permitted Class B ordinary transferee or pursuant to the IPO (which for the avoidance of doubt includes sales pursuant to any secondary offering or exercise of any over-allotment option in connection with the IPO).
No transfers of Class B ordinary shares shall be permitted (other than to a person who is a permitted Class B ordinary transferee):
(a) in excess of 25% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling 18 months after the IPO;
(b) in excess of 40% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling on the third anniversary of the IPO; and
(c) in excess of 60% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the fifth anniversary of the IPO.
A Class B ordinary shareholder may, at any time after the fifth (5th) anniversary of the IPO, elect at any time to convert any of its Class B ordinary shares into Class A ordinary shares on a one-for-one basis by notice in writing to the Directors.
Movements in Equity
Share capital, share premium and merger relief reserve
New ordinary shares were issued as part of the equity consideration for Five acquisition. The Company issued 72,193 Class A ordinary shares represented by ADSs to former equity holders of Five, which resulted in an increase in share capital and merger relief reserve of £1,000 and £4,476,000, respectively.
New ordinary shares were also issued for the exercise of options which resulted in an increase in share capital of £14,000 and share premium of £26,000.
Investment in own shares
133,536 JSOPs and 343,577 LTIPs were exercised and settled by shares owned by the EBT. This resulted in a decrease in investment in own shares of £1,186,000.